Due From Academy of Healing Art, Message and Facial Skin Care, Inc.	3 Months Ended
Sep. 30, 2014
Related Party Transactions [Abstract]
DUE FROM ACADEMY OF HEALING ART, MESSAGE AND FACIAL SKIN CARE, INC.
4.	DUE FROM ACADEMY OF HEALING ART, MESSAGE AND FACIAL SKIN CARE, INC.

Advances to Academy of Healing Art, Message and Facial Skin Care, Inc. (“Academy of Palm Beach”) are non-interest bearing, unsecured and have no specific terms of repayment. Advances outstanding are $0 and $62,895 at September 30, 2014 and June 30, 2014, respectively. The advance due to the Company at June 30, 2014 was paid in cash. Academy of Palm Beach is the holdover tenant referred to in Note 6.